Segments Total Revenues by Segment (Details) - USD ($) $ in Thousands	8 Months Ended		12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018
Segment Reporting Information [Line Items]
Revenues	$ 134,526	$ 0	$ 2,029,727	$ 0	$ 0
Vitamin Shoppe [Member]
Segment Reporting Information [Line Items]
Revenues	30,574		1,035,964
Buddy's [Member]
Segment Reporting Information [Line Items]
Revenues	35,722		97,332
American Freight
Segment Reporting Information [Line Items]
Revenues	$ 68,230		$ 896,431